CONSOLIDATED STATEMENT OF INCOME $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 214,550	$ 237,128	$ 280,999
Excise taxes	(18,940)	(18,183)	(17,689)
Revenues from sales	195,610	218,945	263,310
Purchases, net of inventory variation	(127,664)	(143,041)	(169,448)
Other operating expenses	(29,860)	(30,419)	(29,789)
Exploration costs	(999)	(573)	(1,299)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,025)	(12,762)	(12,221)
Other income	2,112	3,677	2,849
Other expense	(1,281)	(2,396)	(7,344)
Financial interest on debt	(3,016)	(2,820)	(2,386)
Financial income and expense from cash & cash equivalents	1,786	1,801	1,143
Cost of net debt	(1,230)	(1,019)	(1,243)
Other financial income	1,403	1,285	896
Other financial expense	(835)	(731)	(533)
Net income (loss) from equity affiliates	1,575	1,845	(1,892)
Income taxes	(10,775)	(13,301)	(22,242)
CONSOLIDATED NET INCOME	16,031	21,510	21,044
TotalEnergies share	15,758	21,384	20,526
Non-controlling interests	$ 273	$ 126	$ 518
Earnings per share (in dollars or Euros per share) | (per share)	$ 6.74	$ 8.72	$ 7.91
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 6.69	$ 8.67	$ 7.85